Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Commitments And Contingencies Disclosure [Abstract]
Cost incurred inception to date on installation and on-going monitoring of wells	$ 492,000
Environmental	$ 1,383,000	$ 1,397,000